Loans, allowance for loan losses and credit quality - Allowance roll-forward (Details 2) SFr in Millions	12 Months Ended
	Dec. 31, 2016 CHF (SFr) day year	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr)
Allowance for loan losses
Balance at beginning of period	SFr 866	SFr 758	SFr 869
Net movements recognized in statements of operations	249	295	145
Gross write-offs	(278)	(229)	(349)
Recoveries	66	28	41
Net write-offs	(212)	(201)	(308)
Provisions for interest	18	18	20
Foreign currency translation impact and other adjustments, net	17	(4)	32
Balance at end of period	938	866	758
of which individually evaluated for impairment	700	650	540
of which collectively evaluated for impairment	238	216	218
Gross loans held at amortized cost
Gross loans held at amortized cost	257,515	253,186	250,508
of which individually evaluated for impairment	2,472	1,973	1,390
of which collectively evaluated for impairment	255,043	251,213	249,118
Loans held at amortized cost
Purchases	3,435	4,683	4,308
Reclassifications from loans held-for-sale	125	355	397
Reclassifications to loans held-for-sale	4,400	2,376	1,861
Sales	SFr 2,159	373	272
Value of collateral
Maximum period for fair value determination of collateral on impaired loans (in days) | day	90
Period for appraisal of Property values, Minimum (in years) | year	1
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	SFr 650	507	602
Net movements recognized in statements of operations	186	229	79
Gross write-offs	(192)	(111)	(241)
Recoveries	53	16	24
Net write-offs	(139)	(95)	(217)
Provisions for interest	8	12	19
Foreign currency translation impact and other adjustments, net	17	(3)	24
Balance at end of period	722	650	507
of which individually evaluated for impairment	528	480	338
of which collectively evaluated for impairment	194	170	169
Gross loans held at amortized cost
Gross loans held at amortized cost	112,445	108,331	107,582
of which individually evaluated for impairment	1,810	1,326	808
of which collectively evaluated for impairment	110,635	107,005	106,774
Loans held at amortized cost
Purchases	3,405	4,294	4,127
Reclassifications from loans held-for-sale	125	355	397
Reclassifications to loans held-for-sale	2,768	735	806
Sales	2,087	373	272
Consumer
Allowance for loan losses
Balance at beginning of period	216	251	267
Net movements recognized in statements of operations	63	66	66
Gross write-offs	(86)	(118)	(108)
Recoveries	13	12	17
Net write-offs	(73)	(106)	(91)
Provisions for interest	10	6	1
Foreign currency translation impact and other adjustments, net	0	(1)	8
Balance at end of period	216	216	251
of which individually evaluated for impairment	172	170	202
of which collectively evaluated for impairment	44	46	49
Gross loans held at amortized cost
Gross loans held at amortized cost	145,070	144,855	142,926
of which individually evaluated for impairment	662	647	582
of which collectively evaluated for impairment	144,408	144,208	142,344
Loans held at amortized cost
Purchases	30	389	181
Reclassifications from loans held-for-sale	0	0	0
Reclassifications to loans held-for-sale	1,632	1,641	1,055
Sales	72	0	0
Bank
Allowance for loan losses
Balance at beginning of period	724	597	691
Net movements recognized in statements of operations	213	248	85
Gross write-offs	(218)	(158)	(267)
Recoveries	61	22	36
Net write-offs	(157)	(136)	(231)
Provisions for interest	19	19	22
Foreign currency translation impact and other adjustments, net	17	(4)	30
Balance at end of period	816	724	597
of which individually evaluated for impairment	610	539	413
of which collectively evaluated for impairment	206	185	184
Gross loans held at amortized cost
Gross loans held at amortized cost	241,014	235,019	233,778
of which individually evaluated for impairment	2,227	1,716	1,132
of which collectively evaluated for impairment	238,787	233,303	232,646
Loans held at amortized cost
Purchases	3,435	4,683	4,308
Reclassifications from loans held-for-sale	125	355	397
Reclassifications to loans held-for-sale	4,400	2,376	1,861
Sales	2,159	373	272
Bank | Corporate and institutional
Allowance for loan losses
Balance at beginning of period	611	466	557
Net movements recognized in statements of operations	186	227	78
Gross write-offs	(189)	(107)	(232)
Recoveries	53	16	24
Net write-offs	(136)	(91)	(208)
Provisions for interest	8	12	19
Foreign currency translation impact and other adjustments, net	17	(3)	20
Balance at end of period	686	611	466
of which individually evaluated for impairment	505	455	309
of which collectively evaluated for impairment	181	156	157
Gross loans held at amortized cost
Gross loans held at amortized cost	113,325	107,548	107,974
of which individually evaluated for impairment	1,720	1,248	739
of which collectively evaluated for impairment	111,605	106,300	107,235
Loans held at amortized cost
Purchases	3,405	4,294	4,127
Reclassifications from loans held-for-sale	125	355	397
Reclassifications to loans held-for-sale	2,768	735	806
Sales	2,087	373	272
Bank | Consumer
Allowance for loan losses
Balance at beginning of period	113	131	134
Net movements recognized in statements of operations	27	21	7
Gross write-offs	(29)	(51)	(35)
Recoveries	8	6	12
Net write-offs	(21)	(45)	(23)
Provisions for interest	11	7	3
Foreign currency translation impact and other adjustments, net	0	(1)	10
Balance at end of period	130	113	131
of which individually evaluated for impairment	105	84	104
of which collectively evaluated for impairment	25	29	27
Gross loans held at amortized cost
Gross loans held at amortized cost	127,689	127,471	125,804
of which individually evaluated for impairment	507	468	393
of which collectively evaluated for impairment	127,182	127,003	125,411
Loans held at amortized cost
Purchases	30	389	181
Reclassifications from loans held-for-sale	0	0	0
Reclassifications to loans held-for-sale	1,632	1,641	1,055
Sales	SFr 72	SFr 0	SFr 0